Non-controlling Interest (Details Narrative) - USD ($) $ in Thousands				12 Months Ended
	May 09, 2024	Jul. 05, 2023	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issuance of shares			730,683
Net loss				$ 1,994	$ 12,868	$ 37,037
Noncontrolling Interest [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss				59	361	201
Drykon and Accuship [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss				$ 147	$ 903	$ 502
DRYKON MARITIME Corp. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage, parent		60.00%
Consideration in cash		$ 6,780
Ownership percentage, noncontrolling owner				40.00%
DRYKON MARITIME Corp. [Member] | Chief Executive Officer and Chairman [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Consideration in cash		$ 4,520
Ownership percentage, noncontrolling owner		40.00%
Accuship Maritime Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage, parent	60.00%
Consideration in cash	$ 7,320
Accuship Maritime Ltd [Member] | Restricted Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issuance of shares	267,857
Accuship Maritime Ltd [Member] | Chief Executive Officer and Chairman [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Consideration in cash	$ 5,880
Ownership percentage, noncontrolling owner	40.00%